OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets
Other long term assets comprise the following items:

(in thousands of $)	2020	2019
Capital improvements in progress	10,099	30,642
Collateral deposits on swap agreements	398	17,520
Value of acquired charter-out contracts, net	10,503	13,407
Long term receivables	—	1,880
Other	961	799
Total other long-term assets	21,961	64,248